Share-Based Payment - Additional Information (Details)	3 Months Ended
	Mar. 31, 2022 EUR (€) € / shares	Mar. 31, 2021 EUR (€)	Mar. 31, 2022 kr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Compensation Expense	€ 19,968,000	€ 23,076,000
Share nominal value | kr / shares			kr 1
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | € / shares	€ 6.48
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | € / shares	€ 145.5
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair Value of Other Equity Instruments Granted	€ 123.46
Profit Loss [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Compensation Expense	€ 20,000,000.0	€ 23,100,000